Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 79,749	$ 17,360
Restricted cash	6,299	7,728
Accounts receivable, net	8,682	10,022
Amounts due from related parties	33,092	19,639
Prepaid expenses and other current assets	1,456	1,600
Notes receivable	4,816	0
Total current assets	134,094	56,349
Vessels, net	1,083,638	1,037,206
Vessel held for sale	0	125,000
Deposits for vessels acquisitions	9,904	0
Deferred drydock and special survey costs, net and other long-term assets	18,112	21,282
Investment in affiliates	1,192	1,257
Loans receivable from affiliates	11,403	2,422
Intangible assets	37,963	18,952
Amounts due from related parties	9,090	0
Notes receivable, net of current portion	18,033	6,112
Note receivable from affiliates	4,123	0
Total non-current assets	1,193,458	1,212,231
Total assets	1,327,552	1,268,580
Current liabilities
Accounts payable	4,205	3,276
Accrued expenses	10,859	4,445
Deferred revenue	17,405	17,198
Current portion of long-term debt, net	36,170	74,031
Total current liabilities	68,639	98,950
Long-term debt, net	438,847	449,745
Amounts due to related parties	0	11,105
Deferred revenue	22,569	28,571
Total non-current liabilities	461,416	489,421
Total liabilities	530,055	588,371
Commitments and contingencies
Partners' capital:
Common Unitholders (147,436,276 and 83,323,911 units issued and outstanding at June 30, 2017 and December 31, 2016, respectively)	803,519	677,081
General Partner (3,008,908 and 1,700,493 units issued and outstanding at June 30, 2017 and December 31, 2016, respectively)	5,723	3,128
Notes receivable	(29,423)	0
Total Navios Partners' capital	779,819	680,209
Noncontrolling interest	17,678	0
Total partners' capital	797,497	680,209
Total liabilities and partners' capital	$ 1,327,552	$ 1,268,580